Equity (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Nov. 18, 2017	Nov. 18, 2016	Nov. 18, 2015	Nov. 02, 2015
Equity (Textual)
Statutory reserves	$ 4,679,861		$ 4,617,039
Stock based compensation expense	$ 58,077	$ 23,705
Chief Financial Officer [Member]
Equity (Textual)
Issuance of shares				15,705	15,705	38	15,667
Two Directors [Member]
Equity (Textual)
Issuance of shares				8,000	8,000
Three Directors [Member]
Equity (Textual)
Issuance of shares							12,000